Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2023
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
30. Financial instruments – additional disclosures
The following tables show the carrying values of financial instruments by measurement category as at December 31, 2023 and 2022. Except for straight bonds (see Note 20), the carrying values are equal to, or a reasonable approximation of, the fair values.
		2023

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	17	13 343	50

Time deposits and short-term investments with original maturity more than 90 days	17	569

Trade receivables	16	7 107

Other receivables and current assets	18	1 127	124	1

Long-term financial investments - equity securities	14		1 086	317

Long-term financial investments - debt securities	14		29

Long-term financial investments - fund investments	14			190

Long-term loans, advances, security deposits and other long-term receivables	14	432

Associated companies at fair value through profit and loss				101

Derivative financial instruments	17			355

Contingent consideration receivables	14/18			618

Total financial assets		22 578	1 289	1 582

Bank and other short-term financial debt	22	624

Commercial paper	22	3 269

Straight bonds	20	20 585

Long-term liabilities to banks and other financial institutions	20	42

Trade payables		4 926

Contingent consideration liabilities (see Note 21/23) and other financial liabilities				491

Derivative financial instruments	22			91

Lease liabilities	11				1 828

Total financial liabilities		29 446		582	1 828

		2022

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	17	7 517

Time deposits and short-term investments with original maturity more than 90 days	17	11 089

Trade receivables	16	8 066

Other receivables and current assets	18	958

Marketable securities - debt securities	17		9

Long-term financial investments - equity securities	14		828	317

Long-term financial investments - debt securities	14		37

Long-term financial investments - fund investments	14			281

Long-term loans, advances, security deposits and other long-term receivables	14	341

Associated companies at fair value through profit and loss				129

Derivative financial instruments	17			204

Contingent consideration receivables	14			650

Total financial assets		27 971	874	1 581

Bank and other short-term financial debt	22	863

Commercial paper	22	2 772

Straight bonds	20	22 341

Long-term liabilities to banks and other financial institutions	20	144

Trade payables		5 146

Contingent consideration liabilities (see Note 21/23) and other financial liabilities				1 067

Derivative financial instruments	22			55

Lease liabilities	11				1 789

Total financial liabilities		31 266		1 122	1 789

Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contracts as at December 31, 2023 and 2022. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs as at December 31, 2023 and 2022.
	Contract or underlying principal amounts		Positive fair values		Negative fair values

(USD millions)	2023	2022	2023	2022	2023	2022

Forward foreign exchange rate contracts	11 944	7 907	335	189	-91	-41

Commodity purchase contracts	76	97	20	15

Options on equity securities		39				-14

Total derivative financial instruments included in marketable securities and in current financial debts	12 020	8 043	355	204	-91	-55

The following table shows a breakdown by currency of the contract or underlying principal amounts of derivative financial instruments as at December 31, 2023 and 2022:
2023

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 629	8 980	1 335	11 944

Commodity purchase contracts	61	15		76

Total derivative financial instruments	1 690	8 995	1 335	12 020

	2022

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	687	5 659	1 561	7 907

Commodity purchase contracts	80	17		97

Options on equity securities		39		39

Total derivative financial instruments	767	5 715	1 561	8 043

Derivative financial instruments effective for hedge accounting purposes
At the end of 2023 and 2022, there were no open hedging instruments for anticipated transactions.
Fair value by hierarchy
As required by the IFRS Accounting Standards, financial assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on increasing subjectivity associated with the inputs to derive fair valuation for these assets and liabilities, which are as follows:
The assets carried at Level 1 fair value are equity and debt securities as well as fund investments listed in active markets.
The assets generally included in Level 2 fair value hierarchy are derivatives, and certain debt securities. The liabilities generally included in this fair value hierarchy consist of derivatives. These are valued using corroborated market data.
Level 3 inputs are unobservable for the asset or liability. The assets generally included in Level 3 fair value hierarchy are various investments in funds and unquoted equity security investments. Contingent consideration and other financial liabilities carried at fair value are included in this category.
	2023

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		355		355

Total marketable securities and derivative financial instruments at fair value		355		355

Fund investments and equity securities current	94		31	125

Current contingent consideration receivables			65	65

Long-term financial investments
Debt and equity securities	796	20	616	1 432

Fund investments	7		183	190

Non-current contingent consideration receivables			553	553

Total long-term financial investments at fair value	803	20	1 352	2 175

Associated companies at fair value through profit and loss			101	101

Financial liabilities
Current contingent consideration liabilities			-14	-14

Other financial liabilities current			-88	-88

Derivative financial instruments		-91		-91

Total current financial liabilities at fair values		-91	-102	-193

Non-current contingent consideration liabilities			-389	-389

Total non-current financial liabilities at fair value			-389	-389

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
	2022

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Marketable securities and derivative financial instruments
Debt securities		9		9

Derivative financial instruments		204		204

Total marketable securities and derivative financial instruments at fair value		213		213

Current contingent consideration receivables			43	43

Long-term financial investments
Debt and equity securities	473	10	699	1 182

Fund investments	20		261	281

Non-current contingent consideration receivables			607	607

Total long-term financial investments at fair value	493	10	1 567	2 070

Associated companies at fair value through profit and loss			129	129

Financial liabilities
Contingent consideration liabilities			-131	-131

Derivative financial instruments		-55		-55

Total current financial liabilities at fair value		-55	-131	-186

Non-current contingent consideration liabilities			-704	-704

Other financial liabilities			-232	-232

Total non-current financial liabilities at fair value			-936	-936

The change in carrying values associated with Level 3 financial instruments, using significant unobservable inputs during the year ended December 31, is set forth below:
	2023

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	129	261	699	650	-835	-232

Impact from discontinued operations [1]					101

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	4	1	11	48	552

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-28	-48	-63	-31	-65	-9

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	2	3	71		-32

Purchases	9	14	82		-180

Cash receipts and payments				-49	20	153

Disposals	-6	-47	-80		36

Reclassification	-9		-73

December 31	101	184	647	618	-403	-88

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2023	-24	-47	-52	17	487	-9

[1] Represents the carrying values associated with Level 3 financial instruments at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

	2022

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	192	338	617	641	-1 075	-19

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		4	35	53	530	15

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-63	-78	-84		-114	-18

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects			24		11

Purchases	4	11	160		-231	-238

Cash receipts and payments				-44	44	28

Disposals		-12	-13

Reclassification	-4	-2	-40

December 31	129	261	699	650	-835	-232

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2022	-63	-74	-49	53	416	-3

During 2023, there were three individually immaterial transfers of equity securities from Level 3 to Level 1 for USD 63 million (2022: USD 44 million), due to the Initial Public Offering of the invested company or lift of certain restrictions.
Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through the consolidated income statement are recorded in the consolidated income statement under “Other income” or “Other expense,” respectively. Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through other comprehensive income are not recycled through the consolidated income statement but are instead reclassified to retained earnings.
During the year, the net loss and net gain recorded on associated companies, fund investments and long-term financial investments at fair value through profit and loss were USD 145 million and USD 39 million, respectively.
To determine the fair value of a contingent consideration, various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate and timing and different scenarios of triggering events. The inputs are interrelated. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success (POS) is the most significant input parameter 10% were added or deducted from the applied probability of success, for contingent consideration payables and contingent consideration receivables, this would change the amounts recorded in the 2023 consolidated income statement by USD 57 million and USD 53 million, respectively.
Equity securities measured at fair value through other comprehensive income
Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Except for the investment in Sandoz Group AG with a fair value of USD 595 million as at December 31, 2023, these are made up of individually non-significant investments. As at December 31, 2023, the Company holds 61 non-listed equity securities (December 31, 2022: 65) and 28 listed equity securities (December 31, 2022: 46) in this category with the following fair values:
(USD millions)	2023	2022

Listed equity securities	861	438

Non-listed equity securities	349	390

Total equity securities	1 210	828

During 2023 and 2022, dividends received from these equity securities were insignificant. In 2023, equity securities that were no longer considered strategic, with a fair value of USD 279 million (2022: USD 4 million), were sold, and the USD 1 million gain on disposal (2022: USD 4 million loss) was transferred from other comprehensive income to retained earnings (see Note 9).
Nature and extent of risks arising from financial instruments
Market risk
Market risk in general comprises currency risk, interest rate risk and price risk, such as commodity and equity prices. Novartis is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of the investments. The Company actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is the Company’s policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures. It does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, it does not sell short assets it does not have, or does not know it will have, in the future. The Company only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience.
Foreign currency exchange rate risk
The Company uses the US dollar as its reporting currency. As a result, the Company is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies. Fluctuations in the exchange rates between the US dollar and other currencies can have a significant effect on both the Company’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Because our expenditures in Swiss francs are significantly higher than our revenues in Swiss francs, volatility in the value of the Swiss franc can have a significant impact on the reported value of our earnings, assets and liabilities, and the timing and extent of such volatility can be difficult to predict.
There is also a risk that certain countries could experience a devaluation of their currency. If this occurs, it could impact the effective prices we would be able to charge for our products and also have an adverse impact on both our consolidated income statement and balance sheet.
Subsidiaries whose functional currencies have experienced a cumulative inflation rate of more than 100% over the past three years apply the principles of IAS 29 “Financial reporting in Hyperinflationary Economies.” The hyperinflationary economies in which Novartis operates are Argentina, Venezuela and Turkey. Venezuela and Argentina were hyperinflationary for all periods presented, and Turkey became hyperinflationary effective May 1, 2022, requiring retroactive implementation of hyperinflation accounting as of January 1, 2022. The impacts of applying IAS 29 are recorded in “Other financial income and expense” and are presented in Note 6.
The Company manages its global currency exposure by engaging in hedging transactions where management deems appropriate. Novartis may enter into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets, commitments and anticipated transactions. Novartis also uses forward contracts and may enter into foreign currency option contracts to hedge.
Net investments in subsidiaries in foreign countries are long-term investments. Their fair value changes through movements of foreign currency exchange rates. The Company has designated a certain portion of its long-term euro-denominated straight bonds, maturing in 2028, as hedges of the translation risk arising on certain of these net investments in foreign operations with euro functional currency. As of December 31, 2023, long-term financial debt with a carrying amount of EUR 1.8 billion (USD 2.0 billion; December 31, 2022: USD 2.0 billion), has been designated as a hedge instrument. During 2023, USD 50 million of net of taxes unrealized losses (2022: USD 91 million income) was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge. The hedge remained effective since inception, and no amount was recognized in the consolidated income statement in 2022 and 2021. In 2023, USD 8 million of accumulated net investment hedge reserve was recognized in the consolidated income statement at the time of the Sandoz spin off.
Commodity price risk
The Company has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by the Company’s businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below the Company’s risk management tolerance levels. Accordingly, the Company does not enter into significant commodity futures, forward or option contracts to manage fluctuations in prices of anticipated purchases.
Interest rate risk
The Company addresses its net exposure to interest rate risk mainly through the ratio of its fixed-rate financial debt to variable-rate financial debt contained in its total financial debt portfolio. To manage this mix, Novartis may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable interest rates.
Equity risk
The Company may purchase equities as investments of its liquid funds. As a policy, it limits its holdings in an unrelated company to less than 5% of its liquid funds. Potential investments are thoroughly analyzed. Call options are written on equities that the Company owns, and put options are written on equities that the Company wants to buy and for which cash is available.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, the Company periodically assesses country and customer credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate (for example payment guarantees, credit insurance and factoring).
The provisions for expected credit losses for customers are based on a forward-looking expected credit loss, which includes possible default events on the trade receivables over the entire holding period of the trade receivables.
In measuring the expected credit losses, trade receivables are grouped based on shared credit risk characteristics (such as private versus public receivables) and days past due. In determining the expected credit loss rates, the Company considers current and forward-looking macroeconomic factors that may affect the ability of customers to settle the receivables, and historical loss rates for each category of customers.
The Company’s largest customer accounted for approximately 15% of net sales to third parties, and the second largest and third largest customers accounted for 13% and 8% of net sales to third parties, respectively (2022: 16%, 12% and 8%, respectively; 2021: 14%, 13% and 7%, respectively).
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 17%, 13% and 8%, respectively, of the Company’s trade receivables as at December 31, 2023 (2022: 16%, 14% and 7%, respectively). There is no other significant concentration of customer credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities and money market instruments; credit risk on cash, time deposits and derivatives; as well as settlement risk for different instruments. Issuer risk is reduced by only buying securities that are at least A- rated. Counterparty credit risk and settlement risk are reduced by a policy of entering into transactions with counterparties (banks or financial institutions) that feature a strong credit rating. Exposure to these risks is closely monitored and kept within predetermined parameters. The limits are regularly assessed and determined based upon credit analysis, including financial statement and capital adequacy ratio reviews. In addition, reverse repurchasing agreements are contracted, and Novartis has entered into credit support agreements with various banks for derivative transactions. To further reduce the settlement risk, the Company has implemented a multi-currency payment system, Continuous Linked Settlement (CLS), which provides multilateral netting (payment-versus-payment settlement) of cash flows from foreign exchange transactions.
The Company’s cash and cash equivalents are held with major regulated financial institutions, the three largest of which hold approximately 8.3%, 7.5% and 7.4%, respectively (2022: 13.2%, 9.2% and 6.8%, respectively).
The Company does not expect any losses from non-performance by these counterparties and does not have any significant grouping of exposures to financial sector or country risk.
Liquidity risk
Liquidity risk is defined as the risk that the Company could not be able to settle or meet its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Novartis manages its liquidity risk on a consolidated basis according to business needs and tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility.
Certain countries have legal or economic restrictions on the ability of subsidiaries to transfer funds to the Company in the form of cash dividends, loans or advances, but these restrictions do not have an impact on the ability of the Company to meet its cash obligations.
Management monitors the Company’s net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Novartis has two US commercial paper programs under which it can issue up to USD 9.0 billion in the aggregate of unsecured commercial paper notes. Novartis also has one Japanese commercial paper program under which it can issue up to JPY 150 billion (approximately USD 1.1 billion) of unsecured commercial paper notes. Commercial paper notes totaling USD 3.3 billion under these three programs were outstanding as per December 31, 2023 (2022: USD 2.8 billion). Novartis further has a committed credit facility of USD 6.0 billion. This credit facility is provided by a syndicate of banks and is intended to be used as a backstop for the US commercial paper programs. The facility matures in September 2025 and was undrawn as at December 31, 2023, and December 31, 2022.
The following table sets forth how management monitors net debt or liquidity based on details of the remaining contractual maturities of selected financial assets and liabilities as at December 31, 2023, and December 31, 2022:
	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	12	516	41			569

Commodities					111	111

Derivative financial instruments	24	310	1		20	355

Cash and cash equivalents	7 641	5 752				13 393

Total current financial assets	7 677	6 578	42		131	14 428

Non-current liabilities
Financial debt				-9 492	-8 944	-18 436

Financial debt - undiscounted				-9 522	-9 050	-18 572

Total non-current financial debt				-9 492	-8 944	-18 436

Current liabilities
Financial debt	-3 328	-372	-2 384			-6 084

Financial debt - undiscounted	-3 328	-372	-2 384			-6 084

Derivative financial instruments	-43	-39	-9			-91

Total current financial debt	-3 371	-411	-2 393			-6 175

Net debt	4 306	6 167	-2 351	-9 492	-8 813	-10 183

	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	4 142	6 911	36		9	11 098

Commodities					111	111

Derivative financial instruments	23	147	19		15	204

Cash and cash equivalents	4 011	3 506				7 517

Total current financial assets	8 176	10 564	55		135	18 930

Non-current liabilities
Financial debt				-8 975	-11 269	-20 244

Financial debt - undiscounted				-9 002	-11 394	-20 396

Total non-current financial debt				-8 975	-11 269	-20 244

Current liabilities
Financial debt	-3 215	-146	-2 515			-5 876

Financial debt - undiscounted	-3 215	-146	-2 517			-5 878

Derivative financial instruments	-38	-13	-4			-55

Total current financial debt	-3 253	-159	-2 519			-5 931

Net debt	4 923	10 405	-2 464	-8 975	-11 134	-7 245

The carrying amounts of financial liabilities included in the above analysis are not materially different to the contractual amounts due on maturity. The positive and negative fair values on derivative financial instruments represent the net contractual amounts to be exchanged at maturity.
The Company’s contractual undiscounted potential cash flows from derivative financial instruments to be settled on a gross basis are as follows:
	2023

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-4 329	-6 604	-556	-11 489

Potential inflows in various currencies - from financial derivative assets	4 311	6 841	623	11 775

	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-2 029	-4 598	-316	-6 943

Potential inflows in various currencies - from financial derivative assets	2 029	4 712	321	7 062

Other contractual liabilities that are not part of management’s monitoring of the net debt or liquidity consist of the following items:
	2023

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-64	-372	-1 258	-3 376	-5 070

Lease liabilities [1]	-65	-165	-635	-963	-1 828

Trade payables	-4 793	-133			-4 926

Contingent consideration liabilities		-14	-205	-184	-403

[1] Note 11 provides additional disclosures related to lease liabilities.
	2022

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debt, including current portion	-64	-412	-1 432	-3 624	-5 532

Lease liabilities [1]	-71	-180	-616	-922	-1 789

Trade payables	-5 020	-126			-5 146

Contingent consideration liabilities	-16	-115	-437	-267	-835

[1] Note 11 provides additional disclosures related to lease liabilities.
Capital risk management
Novartis strives to maintain a strong credit rating. In managing its capital, Novartis focuses on maintaining a strong balance sheet. As at December 31, 2023, Moody’s Investors Service rated the Company A1 for long-term maturities and P-1 for short-term maturities, and S&P Global Ratings rated the Company AA- for long-term maturities and A-1+ for short-term maturities.
Sensitivity analysis
The Company uses sensitivity analysis disclosures to provide quantitative information about market risks to which it is exposed.
The sensitivity analysis disclosures are in line with the Company’s financial risk management policy, and are based on a one-parameter risk model that considers a one-factor linear relationship between risk factors and exposures. They consider aggregated risk exposures arising from the most significant risk factors (currency risk, interest rate risk and equity price risk) and include all financial assets and financial liabilities as set forth in the table on page F-59.
The disclosures below illustrate the potential impact on the Company’s consolidated financial statements as a result of hypothetical market movements in foreign currency exchange rates, interest rates and equity prices. The range of variables chosen reflects management’s view of changes that are reasonably possible over a one-year period.
Foreign currency exchange rate sensitivity
The Company uses the US dollar as its reporting currency. As a result, the Company is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies, as well as in the Swiss franc. A strengthening (weakening) of the US dollar against these currencies as at December 31, 2023 and 2022 would have affected the measurement of financial instruments denominated in these foreign currencies. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase or decrease in the foreign currency exchange rates against the US dollar would have impacted the Company’s consolidated income statement as presented below:
(USD millions)	2023	2022

5% increase in foreign currency exchange rates against USD	3	-6

5% decrease in foreign currency exchange rates against USD	-3	7

As of December 31, 2023, the Company designated EUR 1.8 billion (December 31, 2022: EUR 1.8 billion) of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain net investments in foreign operations with euro functional currency. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase, or decrease, in the foreign currency exchange rates against the US dollar, without considering the translation effect of these net investments, would have impacted the Company’s consolidated equity as presented below:
(USD millions)	2023	2022

5% increase in foreign currency exchange rates against USD	97	93

5% decrease in foreign currency exchange rates against USD	-102	-98

Interest rate sensitivity
Our portfolio of fixed-income instruments as at December 31, 2023, was mainly composed of time deposits and debt securities.
Novartis uses duration models to approximate the possible change in the value of fixed-income instruments. Based on these models, management believes that a 100-basis point change in interest is deemed a reasonable possible change over a one-year period.
Based on exposures in 2023 and 2022, a hypothetical 100-basis point increase (decrease) in interest rates would not have resulted in a significant increase (decrease) in the fair values of the fixed-income instruments nor in a significant increase (decrease) of cash flows attributable to such instruments.
The vast majority of our outstanding financial debts are straight bonds with fixed interest rates and are therefore not affected by movements in interest rates.
Equity price sensitivity
Fund investments and equity securities held by the Novartis Venture Fund are valued at fair value through profit and loss. Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss.
The fair value of these fund investments and equity securities was USD 1.8 billion as at December 31, 2023 (December 31, 2022: USD 1.6 billion). The fair values of these investments are impacted by the volatility of the stock market, valuation parameters applied (for non-listed equities) and changes in general economic factors. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical increase or decrease of 15% in the risk factors would have impacted the Company’s consolidated income statement as presented below:
(USD millions)	2023	2022

15% increase in equity prices	91	109

15% decrease in equity prices	-91	-109

A hypothetical increase or decrease of 15% in the risk factors would have impacted the Company’s consolidated equity as presented below:
(USD millions)	2023	2022

15% increase in equity prices	182	124

15% decrease in equity prices	-182	-124